SIGNIFICANT ACCOUNTING POLICIES - Right of use Assets (Details) - IFRS Sixteen [Member] - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,531	$ 1,826
Lease obligations	33,045	13,627
Investment property completed [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	31,523	11,801
Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,429	1,780
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 102	$ 46